Cost of revenues - Schedule of cost of revenue (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cost of revenues	¥ 4,846,371,264	$ 682,597,116	¥ 6,118,128,300	¥ 8,075,420,524
Revenue sharing fees and content costs
Cost of revenues	3,878,385,035		5,245,923,556	7,153,155,717
Bandwidth costs
Cost of revenues	449,901,415		569,057,110	665,274,852
Others
Cost of revenues	¥ 518,084,814		¥ 303,147,634	¥ 256,989,955